Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

(CAD$ in millions)	Total
At January 1, 2024
Cost	$608
Accumulated amortization and impairment	(263)
Net book value	$345
Year ended December 31, 2024
Opening net book value	$345
Additions – internal development	17
Amortization	(43)
Impairment	(75)
Change in foreign exchange rates	3
Sale of steelmaking coal business	(51)
Closing net book value	$196
At December 31, 2024
Cost	$577
Accumulated amortization and impairment	(381)
Net book value	$196
Year ended December 31, 2025
Opening net book value	$196
Additions – internal development	12
Amortization	(37)
Change in foreign exchange rates	(2)
Closing net book value	$169
At December 31, 2025
Cost	$352
Accumulated amortization and impairment	(183)
Net book value	$169